BORROWINGS - Non-recourse borrowings change in the unamortized financing fees of corporate borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unamortized Premiums [Abstract]
Value transferred to non-controlling interests	$ 25
Non-recourse borrowings
Unamortized Fees [Abstract]
Unamortized financing fees and discounts, beginning of year	(68)	$ (82)
Additional financing fees and discounts	(31)	(11)
Amortization of financing and discounts fees	22	13
Foreign exchange translation and other	2	12
Unamortized financing fees and discounts, end of year	(75)	(68)
Unamortized Premiums [Abstract]
Unamortized premiums and discounts, beginning of year	(77)	17
Additional premiums and discounts	0	(90)
Amortization of premiums and discounts fees	3	(1)
Disposals	92	0
Foreign exchange translation and other	(12)	(3)
Unamortized premiums fees and discounts, end of year	6	$ (77)
Value transferred to non-controlling interests	$ 90